EQUITY	12 Months Ended
Dec. 31, 2018
EQUITY
EQUITY

23)  EQUITY

a)  Capital

According to its Articles of Incorporation, the Company is authorized to increase its share capital up to 1,850,000,000 common and preferred shares. The Board of Directors is the competent body to decide on any increase and consequent issue of new shares within the authorized capital limit.

Nevertheless, Brazil’s Corporation Law (Law nº 6404/76, Article 166, item IV) - establishes that capital may be increased by means of a Special Shareholders’ Meeting Resolution to decide about amendments to the Articles of Incorporation, if the authorized capital increase limit has been reached.

Capital increases do not necessarily observe the proportion between the number of shares of each class to be maintained, however the number of non-voting or restricted-voting preferred shares must not exceed 2/3 of total shares issued.

Preferred shares are non-voting, except for cases set forth in Articles 9 and 10 of the Articles of Incorporation but have priority in the event of reimbursement of capital, without premium, and are entitled to dividends 10% higher than those paid on common shares, as per Article 7 of the Company's Articles of Incorporation and item II, paragraph 1, Article 17 of Law No. 6404/76.

Preferred shares are also entitled to full voting rights if the Company fails to pay the minimum dividend to which they are entitled for three consecutive financial years and this right will be kept until payment of said dividend.

Subscribed and paid-in capital at December 31, 2018 and 2017 amounted to R$63,571,416, divided into shares without par value, held as follows:

	Common Shares		Preferred Shares		Grand Total
Shareholders	Number	%	Number	%	Number	%
Controlling Group	540,033,264	94.47%	704,207,855	62.91%	1,244,241,119	73.58%
Telefónica Latinoamérica Holding, S.L.	46,746,635	8.18%	360,532,578	32.21%	407,279,213	24.09%
Telefónica	198,207,608	34.67%	305,122,195	27.26%	503,329,803	29.76%
SP Telecomunicações Participações	294,158,155	51.46%	38,537,435	3.44%	332,695,590	19.67%
Telefónica Chile	920,866	0.16%	15,647	0.00%	936,513	0.06%
Other shareholders	29,320,789	5.13%	415,131,868	37.09%	444,452,657	26.28%
Treasury Shares	2,290,164	0.40%	983	0.00%	2,291,147	0.14%
Total shares	571,644,217	100.00%	1,119,340,706	100.00%	1,690,984,923	100.00%
Treasury Shares	(2,290,164)		(983)		(2,291,147)
Total shares outstanding	569,354,053		1,119,339,723		1,688,693,776

b) Capital reserves

b.1) Special goodwill reserve

This represents the tax benefit generated by the merger of Telefonica Data do Brasil Ltda. which will be capitalized in favor of the controlling shareholders (SPTE Participações Ltda) after the tax credits are realized under the terms of CVM Ruling No. 319/99.

The balance of this account at December 31, 2018 and 2017 totaled R$63,074.

b.2) Other capital reserves

The breakdown as at December 31, 2018 and 2017 was as follows.

	12.31.18	12.31.17
Excess of the value in the issue or capitalization, in relation to the basic value of the share on the issue date (1)	2,735,930	2,735,930
Cancelation of treasury shares according to the Special Shareholders' Meeting (SGM) of 3/12/15 (2)	(112,107)	(112,107)
Direct costs of capital increases (3)	(62,433)	(62,433)
Incorporation of shares of GVTPart. (4)	(1,188,707)	(1,188,707)
Effects of the acquisition of Lemontree and GTR by Company and Tglog by TData (5)	(75,388)	(75,388)
Preferred shares delivered referring to the judicial process of expansion plan (6)	2	2
Effects of the acquisition of Terra Networks Brasil by TData (7)	(59,029)	(59,029)
Other	10	—
Total	1,238,278	1,238,268

(1)    Refers to the excess of the value in the issue or capitalization, in relation to the basic value of the share on the issue date.

(2)    The cancellation of 2,332,686 shares issued by the Company, held in treasury, approved at the Special Shareholders' Meeting held on March 12, 2015.

(3)    Refers to direct costs (net of taxes) of Company capital increases on April 28, 2015 and April 30, 2015, arising from the Primary Offering of Shares.

(4)    Refers to the difference between the economic values of the merger of shares of GVTPart. and market value of shares, issued on the transaction closing date.

(5)    Regarding the effects of the acquisition of shares of non-controlling shareholders that, with the adoption of IFRS 10 35 and 36, would be recorded in equity when there is no change in the shareholding control.

(6)    Refers to the effects of write-offs due to the transfer of 62 preferred shares in treasury to outstanding shares, for compliance with judicial process decisions in which the Company is involved regarding rights to the complementary receipt of shares calculated in relation to network expansion plans after 1996.

(7)    Refers to the effects of TData's acquisition of Terra Networks, related to the difference between the consideration given in exchange for the equity  interest obtained and the value of the net assets acquired (Note 1 c.2).

b.3) Treasury shares

These are equity instruments that are repurchased and recognized at cost and deducted from shareholders' equity. No gain or loss is recognized in the income statement on the purchase, sale, issue or cancellation of the equity instruments of the Company.

The Company's shares held in treasury whose balance is resulting: (i) from the exercise of the right to withdraw from the Company's common and preferred shareholders, who expressed their dissent regarding the acquisition of GVTPart.; (ii) the acquisition of preferred shares in the financial market in accordance with the share buyback program in effect at the time of the transaction; and (iii) transfers of preferred shares, related to compliance with court decisions in which the Company is involved, which deals with rights to the complementary receipt of shares calculated in relation to network expansion plans after 1996.

The table below shows the changes in this caption for the years ended December 31, 2018 and 2017.

	Shares
				In thousands of
Treasury stock	Common shares	Preferred shares	Total	reais
At 12.31.16	2,290,164	339	2,290,503	(87,790)
Acquisition of shares in the financial market (2)	—	706	706	(32)
Transfer of lawsuits concerning judicial proceedings (1)	—	(62)	(62)	2
At 12.31.17	2,290,164	983	2,291,147	(87,820)
At 12.31.18	2,290,164	983	2,291,147	(87,820)

(1)    The Company acquired preferred shares issued by the Company in the financial market: (i) on June 1, 2017, 45 shares at a unit price of R$ 47.31, totaling R$ 2; and (ii) on July 5, 2017, 661 shares at a unit price of R$45.26, totaling R$32.

(2)    Refers to the transfer of preferred shares in treasury to outstanding shares to comply with decisions of lawsuits in which the Company is involved that deals with rights to the complementary receipt of shares calculated in relation to plans to expand the network after 1996.

c) Income reserves

c.1) Legal Reserve

This reserve is obligatorily constituted by the Company on the basis of 5% of net income for the year, up to 20% of the paid-in capital stock. The legal reserve may only be used to increase share capital and to offset accumulated losses.

c.2) Expansion and Modernization Reserve

This reserve is constituted based on the capital budget, whose purpose is to guarantee the expansion of the network capacity to meet the Company's increasing demand and guarantee the quality of service rendering. In accordance with Article 196 of Law No. 6404/76, the capital budget will be submitted for appreciation and approval by the Shareholders' Meeting.

c.3) Tax Incentives

The Company has State VAT (ICMS) tax benefits in the states of Minas Gerais and Espírito Santo, relating to tax credits approved by the relevant bodies of said states, in connection with investments in the installation of SMP support equipment, fully operational, in accordance with the rules in force, ensuring that the localities listed in the call for bid be included in the SMP coverage area. The portion of profit subject to the incentive was excluded from dividend calculation and may be used only in the event of capital increase or loss absorption.

The amounts of the income reserves are distributed as follows:

		Expansion and
		Modernization
	Legal reserve	Reserve	Tax incentives	Total
At 12.31.16	1,907,905	550,000	17,069	2,474,974
Reversal of reserves	—	(550,000)	—	(550,000)
Recording of reserves	230,439	297,000	10,815	538,254
At 12.31.17	2,138,344	297,000	27,884	2,463,228
Reversal of reserves	—	(297,000)	—	(297,000)
Recording of reserves	446,413	1,700,000	11,529	2,157,942
At 12.31.18	2,584,757	1,700,000	39,413	4,324,170

d)  Dividend and interest on equity

d.1) Additional dividends proposed for 2017

On April 12, 2017, the Company's Ordinary General Meeting approved the allocation of proposed additional dividends for 2017, not yet distributed, amounting to R$2,191,864 to the holders of common and preferred shares that were registered in the Company's records at the end of the day of the Ordinary General Meeting. The amount was paid as at December 11, 2018.

d.2) Remuneration to shareholders

The dividends are calculated in accordance with the Company Articles of Incorporation and the Corporation Law. The table below shows the calculation of dividends and interest on equity for 2018 and 2017:

	2018	2017
Net income for the year	8,928,258	4,608,790
Allocation to legal reserve	(446,413)	(230,439)
(-) Tax incentives - not distributable	(11,529)	(10,815)
Adjusted net income	8,470,316	4,367,536
Dividend and IOE distributed for the year:	(4,550,000)	(2,416,639)
Interest on equity (gross)	(4,550,000)	(2,416,639)
Balance of unallocated net income	3,920,316	1,950,897
(+) Reversal special reserve for modernization and expansion	297,000	550,000
(-) Effects of the initial adoption of IFRS 9 and 15, net of taxes in 01.01.18	(138,663)	—
(+) Unclaimed dividends and interest on equity	152,770	101,778
(+-) Actuarial gains (losses) recognized and effect of limitation of surplus plan assets, net of taxes and other changes	(62,739)	(113,811)
Income available to be distributed	4,168,684	2,488,864
Proposal for Distributions:
Special reserve for modernization and expansion	1,700,000	297,000
Additional proposed dividends	2,468,684	2,191,864
Proposed additional dividends - Net income for the year	2,171,684	1,641,864
Proposed additional dividends - Based on prior year's net income, referring to the reversal of the special reserve for expansion and modernization	297,000	550,000
Total	4,168,684	2,488,864
Mandatory minimum dividend - 25% of adjusted net income	2,117,579	1,091,884

The proposal by management of the 2018 financial year, presented above, will be submitted to the General Shareholders’ Meeting to be held in 2019.

The proposal by management of the 2017 financial year, presented above, was submitted and approved at the General Shareholders’ Meeting held on April 12, 2018.

Total proposed for deliberation - per share	2018	2017
Common shares	1.371013	1.217277
Preferred shares (1)	1.508114	1.339005
(1)	10% higher than the amount allocated to each common share, under Article 7 of the Company Articles of Incorporation.

In 2018 and 2017, the Company allocated interim dividends and interest on equity, which were allocated to mandatory minimum dividends, as follows:

2018

Dates			Gross Amount			Net Value			Amount per Share (1)
		Beginning of
Approval	Credit	Payment	Common	Preferred (2)	Total	Common	Preferred (2)	Total	Common	Preferred (2)

06/18/18	06/29/18	Until 12/31/19	126,479	273,521	400,000	107,507	232,493	340,000	0.188823	0.207705
09/05/18	09/17/18	Until 12/31/19	885,353	1,914,647	2,800,000	752,550	1,627,450	2,380,000	1.321761	1.453937
12/04/18	12/17/18	Until 12/31/19	426,867	923,133	1,350,000	362,837	784,663	1,147,500	0.637278	0.701006
Total			1,438,699	3,111,301	4,550,000	1,222,894	2,644,606	3,867,500

2017

Dates			Gross Amount			Net Value			Amount per Share (1)
		Beginning of
Approval	Credit	Payment	Common	Preferred (2)	Total	Common	Preferred (2)	Total	Common	Preferred (2)

02/13/17	02/24/17	08/21/18	56,916	123,084	180,000	48,379	104,621	153,000	0.084970	0.093467
03/20/17	03/31/17	08/21/18	110,669	239,331	350,000	94,069	203,431	297,500	0.165220	0.181742
06/19/17	06/30/17	08/21/18	30,039	64,961	95,000	25,533	55,217	80,750	0.044845	0.049330
09/18/17	09/29/17	08/21/18	96,440	208,560	305,000	81,974	177,276	259,250	0.143978	0.158375
12/14/17	12/26/17	08/21/18	470,072	1,016,567	1,486,639	399,561	864,082	1,263,643	0.701779	0.771957
Total			764,136	1,652,503	2,416,639	649,516	1,404,627	2,054,143

(1)   The amounts of IOE are calculated and stated net of IRRF. The immune shareholders received the full  IOE amount, without withholding income tax at source.

(2)   The gross and net values for the preferred shares are 10% higher than those attributed to each common share, as per Article 7 of the Company's Articles of Incorporation.

d.3) Unclaimed dividends and interest on equity

Pursuant to Article 287, paragraph II, item “a” of Law No. 6404, of December 15, 1976, the dividends and interest on equity unclaimed by shareholders expire in three years, as from the initial payment date. The Company reverses the amount of unclaimed dividends and IOE to equity upon expiry.

For the years ended December 31, 2018 and 2017, the Company reversed unclaimed dividends and interest on equity amounting to R$152,770 and R$101,778, respectively, which were included in calculations for decisions on Company dividends.

e)  Other comprehensive income

Financial assets at fair value through other comprehensive income: These refer to changes in fair value of financial assets available for sale.

Derivative financial instruments: These refer to the effective part of cash flow hedges up to the balance sheet date.

Currency translation effects for foreign investments: This refers to currency translation differences arising from the translation of financial statements of Aliança (joint venture).

Changes in other comprehensive income are as follows:

	Financial assets at		Currency translation
	fair value through other		effects - foreign
	comprehensive income	Derivative transactions	investments	Total
Balances at 12/31/16	(8,881)	3,549	16,793	11,461
Translation gains	—	—	11,239	11,239
Losses from future contracts	—	(1,595)	—	(1,595)
Gains on financial assets at fair value through other comprehensive income	223	—	—	223
Balances at 12/31/17	(8,658)	1,954	28,032	21,328
Translation gains	—	—	9,927	9,927
Losses from future contracts	—	(1,618)	—	(1,618)
Losses on financial assets at fair value through other comprehensive income	(412)	—	—	(412)
Balances at 12/31/18	(9,070)	336	37,959	29,225

f)  Company share repurchase program

In 2018 and 2017, the Company's Board of Directors, in accordance with Article 17, item XV of the Bylaws, approved programs for the repurchase of common and preferred shares issued by the Company itself, pursuant to CVM Instruction 567, of September 17, 2015, which had as their objective the acquisition of common and preferred shares issued by the Company for subsequent cancellation, sale or maintenance in treasury, without reducing the capital stock, to increase shareholder value through the efficient application of available resources in cash and optimize the Company's capital allocation, as follows:

•In 2018, according to the meeting held on December 20, 2018. The repurchase will be made through the use of the balance of capital reserve included in the balance sheet of September 30, 2018.

This program will be in force until June 6, 2020, with the acquisitions made at B3, at market prices, observing the legal and regulatory limits. The maximum amounts authorized for acquisition will be 583,422 common shares and 37,736,465 preferred shares.

•	In 2017, according to the meeting held on June 9, 2017. The repurchase was made through the use of the capital reserve balance included in the balance sheet as at March 31, 2017.

This program was effective until December 8, 2018, with the acquisitions made at B3, at market prices, observing the legal and regulatory limits. The maximum amounts authorized for acquisition were 870,781 common shares and 41,510,761 preferred shares.

During the period of validity of the program, the Company acquired 45 and 661 preferred shares of its issuance at an average unit price of R$47.31 and R$45.26, respectively on June 1, 2017 and on July 5, 2017, totaling R$32.

g)  Earnings per share

Basic and diluted earnings per share were calculated by dividing profit attributed to the Company’s shareholders by the weighted average number of outstanding common and preferred shares for the year.

The table below sets out the calculation of earnings per share for the years ended December 31, 2018, 2017 and 2016:

	2018	2017	2016
Net income for the year	8,928,258	4,608,790	4,085,242
Common shares	2,823,093	1,457,288	1,291,743
Preferred shares	6,105,165	3,151,502	2,793,499

Number of shares (thousands):	1,688,694	1,688,694	1,688,694
Weighted average number of outstanding common shares for the year	569,354	569,354	569,354
Weighted average number of outstanding preferred shares for the year	1,119,340	1,119,340	1,119,340
Basic and diluted earnings per share:
Common shares	4.96	2.56	2.27
Preferred shares	5.45	2.82	2.50